RELATED PARTY TRANSACTIONS - Narrative (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS
Non-bearing interest indebtedness			$ 450,000	$ 449,999	$ 599,999	$ 304,466
Outstanding indebtedness	$ 600,000		$ 600,000		$ 600,000	600,000
Other Liability, Related Party, Type [Extensible Enumeration]	Officer [Member]		Officer [Member]		Officer [Member]
Operating cost and expenses	$ 2,125,223	$ 2,327,565	$ 7,160,837	$ 7,171,771	$ 9,257,704	6,062,850
Operating Cost and Expense, Related Party, Type [Extensible Enumeration]			us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
Research and development
RELATED PARTY TRANSACTIONS
Operating cost and expenses					48,000	8,000
Consulting expense
RELATED PARTY TRANSACTIONS
Operating cost and expenses	0	12,000	$ 12,000	$ 36,000		100,000
Dr. Myers
RELATED PARTY TRANSACTIONS
Monthly payment amounts due to related party			25,000
Non-bearing interest indebtedness	75,000	75,000	225,000	225,000	300,000	125,000
Outstanding indebtedness	$ 2,034,000		$ 2,034,000
Other Liability, Related Party, Type [Extensible Enumeration]	us-gaap:RelatedPartyMember		us-gaap:RelatedPartyMember
Outstanding indebtedness					2,259,000
Monthly payment amount					25,000
Ms. Carter
RELATED PARTY TRANSACTIONS
Monthly payment amounts due to related party			$ 25,000
Non-bearing interest indebtedness	$ 200,000	$ 75,000	225,000	$ 225,000	300,000	$ 160,000
Outstanding indebtedness	$ 1,640,000		$ 1,640,000
Other Liability, Related Party, Type [Extensible Enumeration]	us-gaap:RelatedPartyMember		us-gaap:RelatedPartyMember
Outstanding indebtedness					1,865,000
Monthly payment amount					$ 25,000